Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Revenue by Customer Location

An analysis of revenue by customer location is presented below (in USD thousands):

	Year ended December 31,
	2021	2020	2019
France	$7,405	$6,060	$5,874
Italy	6,124	2,994	3,150
United States	3,944	2,636	1,989
Spain	3,765	2,356	2,105
Turkey	2,682	1,222	1,714
Austria	1,835	1,310	927
Brazil	1,621	1,535	1,186
United Kingdom	1,500	1,147	1,213
Switzerland	1,394	1,708	722
Germany	1,280	1,146	1,140
Other	8,900	6,286	5,342
Total revenue	$40,450	$28,400	$25,362

Summary of Non-current Non-financial Assets by Country	An analysis of the location of non-current non-financial assets by country is as follows (in USD thousands):

	Year ended December 31,
	2021	2020
Switzerland	$28,974	$17,362
France	3,480	2,656
United States	2,924	996
United Kingdom	527	416
Brazil	8	7
Total non-current non-financial assets	$35,913	$21,437